Our people - Reportable Segment Distribution of Staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Average number of staff	133,903	134,428	132,657
Advertising and media investment management [member]
Disclosure of operating segments [line items]
Average number of staff	55,421	56,789	55,120
Data investment management [member]
Disclosure of operating segments [line items]
Average number of staff	28,309	28,629	29,279
Public relations & public affairs [member]
Disclosure of operating segments [line items]
Average number of staff	9,048	9,082	9,054
Brand consulting, health & wellness and specialist communications [member]
Disclosure of operating segments [line items]
Average number of staff	41,125	39,928	39,204